Commitments and Contingencies - Contingencies (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2018	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2017	Jun. 01, 2017
Commitments and Contingencies
Contingent purchase price paid	$ 2,470	$ 2,470
Write off of accumulated foreign currency impacts		33,819
Publons
Commitments and Contingencies
Additional payments to acquire business		9,500	$ 9,500	$ 9,500		$ 9,500
Contingent purchase price paid		2,470
Estimated fair value of contingent consideration		2,960	4,445	3,429	$ 5,900
Kopernio
Commitments and Contingencies
Additional payments to acquire business		3,500
TrademarkVision
Commitments and Contingencies
Estimated fair value of contingent consideration		4,115	7,715	4,115
Accrued expenses and other current liabilities | Publons
Commitments and Contingencies
Estimated fair value of contingent consideration		1,600	4,445	2,385	2,250
Other non-current liabilities | Publons
Commitments and Contingencies
Estimated fair value of contingent consideration		1,360	$ 0	$ 1,044	$ 3,650
Other non-current liabilities | TrademarkVision
Commitments and Contingencies
Estimated fair value of contingent consideration		$ 4,115